Stockholders' Equity (Details 3)	12 Months Ended
	Jun. 30, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	380,000
December 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	230,000
March 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	60,000
August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	40,000
January 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	50,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	2,144,055
Fair Value | $	$ 8,733,441	[1]
Shares Vested	497,090
Restricted Stock [Member] | June 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	307,876
Fair Value | $	$ 1,294,029	[1]
Shares Vested	121,530
Restricted Stock [Member] | July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	32,408
Fair Value | $	$ 48,612	[1]
Shares Vested	23,791
Restricted Stock [Member] | August 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	81,020
Fair Value | $	$ 326,323	[1]
Shares Vested	8,102
Restricted Stock [Member] | September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	129,633
Fair Value | $	$ 352,282	[1]
Shares Vested	13,667
Restricted Stock [Member] | March 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	72,918
Fair Value | $	$ 401,717	[1]
Shares Vested
Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	293,000
Fair Value | $	$ 439,500	[1]
Shares Vested
Restricted Stock [Member] | November 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	36,200
Fair Value | $	$ 54,300	[1]
Shares Vested
Restricted Stock [Member] | December 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	300,000
Fair Value | $	$ 1,393,000	[1]
Shares Vested	230,000
Restricted Stock [Member] | January 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	40,000
Fair Value | $	$ 68,000	[1]
Shares Vested
Restricted Stock [Member] | March 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	60,000
Fair Value | $	$ 333,000	[1]
Shares Vested	60,000
Restricted Stock [Member] | June 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	118,000
Fair Value | $	$ 535,809	[1]
Shares Vested
Restricted Stock [Member] | August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	351,000
Fair Value | $	$ 1,489,247	[1]
Shares Vested	40,000
Restricted Stock [Member] | January 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	192,000
Fair Value | $	$ 1,165,122	[1]
Shares Vested
Restricted Stock [Member] | February 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	110,000
Fair Value | $	$ 697,500	[1]
Shares Vested
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	20,000
Fair Value | $	$ 135,000	[1]
Shares Vested

[1]	The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.